Fair Value (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Assets
Cash and cash equivalents	$ 8,111,409	$ 6,388,978	$ 4,005,213
Bank balances held on behalf of customers	1,470,486	2,192,201
Receivables from broker-dealers and clearing organizations	18,703	20,409
Receivables from broker-dealers and clearing organizations - customer accounts	2,182,623	1,664,552
Short-term loans receivable	2,087,593	1,637,310
Commissions receivable	60,839	88,560
Other receivable	306,368	166,064
Total assets in fair value	14,238,021	12,158,074
Liabilities
Payables to customers	3,044,689	3,853,693
Payable to broker-dealers	607,132
Commissions payable	16,953	29,439
Dividends payable		385,901
Other payables	1,149,637	417,445
Short-term borrowings	621,101	1,412,570
Short-term borrowings from related party		128,415
Total liabilities	5,439,512	6,227,463
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	8,111,409	6,388,978
Bank balances held on behalf of customers	1,470,486	2,192,201
Receivables from broker-dealers and clearing organizations	18,703	20,409
Receivables from broker-dealers and clearing organizations - customer accounts	2,182,623	1,664,552
Short-term loans receivable	2,087,593	1,637,310
Commissions receivable	60,839	88,560
Other receivable	306,368	166,064
Total assets in fair value	14,238,021	12,158,074
Liabilities
Payables to customers	3,044,689	3,853,693
Payable to broker-dealers	607,132
Commissions payable	16,953	29,439
Dividends payable		385,901
Other payables	1,149,637	417,445
Short-term borrowings	621,101	1,412,570
Short-term borrowings from related party		128,415
Total liabilities	5,439,512	6,227,463
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	8,111,409	6,388,978
Bank balances held on behalf of customers	1,470,486	2,192,201
Receivables from broker-dealers and clearing organizations
Receivables from broker-dealers and clearing organizations - customer accounts
Short-term loans receivable
Commissions receivable
Other receivable
Total assets in fair value	9,581,895	8,581,179
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Dividends payable
Other payables
Short-term borrowings
Short-term borrowings from related party
Total liabilities
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	18,703	20,409
Receivables from broker-dealers and clearing organizations - customer accounts	2,182,623	1,664,552
Short-term loans receivable	2,087,593	1,637,310
Commissions receivable	60,839	88,560
Other receivable	306,368	166,064
Total assets in fair value	4,349,758	3,576,895
Liabilities
Payables to customers	3,044,689	3,853,693
Payable to broker-dealers	607,132
Commissions payable	16,953	29,439
Dividends payable		385,901
Other payables	1,149,637	417,445
Short-term borrowings	621,101	1,412,570
Short-term borrowings from related party		128,415
Total liabilities	5,439,512	6,227,463
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Receivables from broker-dealers and clearing organizations - customer accounts
Short-term loans receivable
Commissions receivable
Other receivable
Total assets in fair value
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Other payables
Short-term borrowings
Short-term borrowings from related party
Total liabilities